Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Mar. 10, 2017	Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Registrant Name	CENTRAL FEDERAL CORP
Entity Central Index Key	0001070680
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 21.8
Entity Common Stock, Shares Outstanding		16,294,910